Project or Worker Photo 1 [Fund Name] [Date], 2026

Profile Investment Strategy Active Impact Investing History & Track Record Overview of the HIT » Opened doors in 1984 (successor to the Mortgage Investment Trust, created by the AFL - CIO Executive Council in 1965) » Leadership team with average 30 years experience, 2 3 years at HIT » Record of consistent and competitive returns – 25 out of 30 calendar years outperforming its benchmark on a gross basis, 16 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Concentration in multifamily MBS and lack of corporate bonds may offer portfolio diversification from other asset classes » 100% union labor requirement for all directly - sourced construction related investments » Directly sourced investments increase relative value and provide additional benefits » Proven track record creating family - supporting union jobs, affordable housing and economic impacts that benefit local communities 2 » $7.6 billion investment grade fixed - income portfolio » Internally managed mutual fund registered under Investment Company Act of 1940 » 368 institutional investors, primarily pension funds including Taft - Hartley and public plans » Diverse workforce (56% minority or women representation) and leadership team (63% minority or women) HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . As of June 30 , 2026 , unless otherwise denoted .

Why HIT Now ? 3 STRONG RELATIVE PERFORMANCE +31 bps 1 - YEAR EXCESS RETURN vs. benchmark net of fees + 9 bps YEAR - TO - DATE vs. benchmark net of fees + 38 bps 3 - YEAR TRAILING vs. benchmark net of fees ATTRACTIVE RISK - RETURN PROFILE 95.6% AA OR BETTER vs. 77.1% for the benchmark^ 26 bp OAS ADVANTAGE vs. benchmark MEANINGFUL, QUANTIFIABLE IMPACT 37 PROJECTS UNDER CONSTRUCTION as of quarter - end* 6,152 HOUSING UNITS 75% of housing projects have affordable units 25.5 M UNION CONSTRUCTION HOURS HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com/investors/ . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . * Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT Building America project data . Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio . ^ Source: Bloomberg Index Services Limited Data current as of September 30, 2026 1.14 3 - YEAR INFORMATION RATIO gross, annualized JS1

HIT’s Long History o f Impact Investing, 1984 – present* Projects – 93% housing 637 Housing projects include affordability 92% Housing units 133,429 Cities represented across 31 states and DC 211 Invested or allocated $11.8 B Total development cost $24.6 B Total economic impacts $54.2 B Hours of on - site union construction work created 221.6 M 4 * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Data is since inception, current as of September 30, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfoli o i nvestment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

Nationwide Total Major Markets Total Twin Cities New York City Chicago Boston Bay Area (1984 - 202 6 ) 63 7 30 7 8 9 8 2 ^ 68 4 5 23 # of Projects $11. 8 B $6. 8 B $1.7B $2. 4 B $1.2B $8 86 . 5M $ 651.8 M HIT Investment ι $2 4 . 6 B $1 5.6 B $2.7B $ 6.4 B $2.9B $2. 4 B $1.1B Total Development Cost 2 21.6 M 1 10 . 3 M 23. 5 M 32.1 M 25.0M 18. 5 M 11.2M Union Construction Hours 2 54 , 607 1 30 , 190 30 , 002 36,252 28,672 2 2,474 12, 791 Total Jobs Created 13 3 , 429 (67%) 83,085 (78%) 12, 544 (5 2%) 46,867 (91%) 14,896 (68%) 5,097 (90%) 3, 681 (3 2%) Housing Units (% affordable) $ 54.2 B $2 8.4 B $6. 2 B $ 8.3 B $5. 8 B $ 5.2 B $2. 8 B Total Economic Impact HIT’s Investment in Major Markets* 5 ^ Includes purchase of securities for the preservation of affordable housing ν Includes NMTC allocations by HIT subsidiary Building America CDE, Inc. as follows: $ 3 1M in Boston, $10M in Chicago, $8M in NYC, $5M in Twin Cities, $2 97 M nationwide. * Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is since inception, current as of September 30 , 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. EM1 JS2

* Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary B uilding America CDE, Inc. project data. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underly ing projects are not held in the HIT’s portfolio. Projects – 76% housing 37 Housing projects with affordability 75% Housing units 6,152 Cities represented across 11 states 28 Invested or allocated $1.1 B Total development cost $2.6 B Total economic impacts $6.8 B Hours of on - site union construction work created 25.5 M HIT’s Projects Currently in Construction , as of September 30, 2026* 6 JS1

0 10 20 30 40 50 60 70 80 90 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 2001 2019 2024 Household Income Severely Cost Burdened Moderately Cost Burdened All Renter Households $75,000 and Over $45,000 – 74,999 $30,000 – 44,999 Under $30,000 Notes: Household incomes are adjusted for inflation using the CPI - U for All Items. Moderately (severely) cost - burdened households spend more than 30% (more than 50%) of income on rent and utilities. Households with zero or negative income are assumed to have severe burdens, while households that are not required to pay rent are assumed to be unburdened. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates. HIT Invests in Solutions to the U.S. Affordability Crisis Share of Renter Households with Cost Burdens (Percent) Nearly 50% of US renters spend more than 30% of income on rent, 26% spend more than 50% Since inception: of HIT - funded housing projects include an affordability component 92% affordable housing units built nationwide 90k+ As of September 30, 2026: (Portfolio holdings are subject to change) of HIT - funded housing projects under construction include an affordability component 75% affordable housing units under construction 3k+ 7 x Cost burden rates have risen in 44 states, and 88 of the 100 largest metro areas

HIT Strategy Overview HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds Objectives Strategy Core Competency x Generate competitive risk - adjusted total returns versus its benchmark – primary objective x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x May offer diversification to investors and invests in highly liquid securities x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark 8

HIT Portfolio Statistics The graphs below show the investment makeup of HIT on 9/30/26. Portfolio holdings are subject to change.* 34.7% 53.6% 2.6% 4.7% 4.4% Credit Quality Not Rated (Direct Loans) Cash & Cash Equivalents State / Local Government (AAA/AA) Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA) 96% AA or Better 63.5% 12.5% 11.9% 7.5% 4.7% Sector Allocation Short Term U.S. Treasury SF MBS * Based on total investments and includes unfunded commitments but does not include U.S. Treasury futures contracts. Multifamily Permanent MBS Multifamily Construction Investments 76% Multifamily 9

As of September 30, 2026 Relative Value – Fundamentals vs. Benchmark AA Index^* Bloomberg Agg^ HIT AA Index^* Bloomberg Agg^ HIT Similar Interest Rate Risk Higher Credit Quality 5.68 5.76 5.69 Effective Duration 100% 77.1% 95.6% AA or Better 0.51 0.25 0.21 Convexity 0% 22.9% 4.4% A & Below/Not Rated Similar Prepayment Risk Higher Yield 68% 77% 79% Prepayment Protection 4.01% 4.31% 4.45% Current Yield 32% 23% 21% No Prepayment Protection 5.42% 5.56% 5.67% Yield to Worst 0.15% 0.30% 0.56% Option Adjusted Spread * AA Index represents the AA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited 10

Multifamily Focus: Govt/Agency Credit With Attractive Spreads Source: HIT and Securities Dealers 11 OAS (bps) Yield (%) Effective Convexity Effective Duration (Years) Investment Type 0 5.27% 0.37 7.78 10 Year UST 112 6.42% 0.40 7.81 GNMA Construction/Permanent 72 5.95% 0.33 7.16 GNMA Permanent 23 5.95% - 0.01 4.87 Structured GNPL (GNR 2026 - 142A) 47 5.70% 0.32 7.01 FNMA Multifamily 10/9.5 DUS 28 6.42% - 0.61 3.58 UMBS 6.50% 30yr MBS 29 6.45% - 0.57 3.54 GNMA 6.50% 30yr MBS 0 50 100 150 200 250 Sep-17 Mar-18 Sep-18 Mar-19 Sep-19 Mar-20 Sep-20 Mar-21 Sep-21 Mar-22 Sep-22 Mar-23 Sep-23 Mar-24 Sep-24 Mar-25 Sep-25 Mar-26 Sep-26 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads September 2017 - September 2026 GNMA Multifamily Construction GNMA Multifamily Permanent FNMA Multifamily 10/9.5 DUS

HIT Performance Relative to Benchmark



Total Returns vs. Benchmark
As of September 30, 2026
HIT Gross
HIT Net
Bloomberg Aggregate^
-2.60%
-2.82%
-2.91%
-1.22%
-1.53%
-1.84%
4.77%
4.44%
4.06%
-0.33%
-0.65%
-0.64%
1.31%
0.96%
1.14%
YTD
1-year
3-year
5-year
10-year

The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT's current performance data may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available from the HIT's website at www.aflcio-hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT's investors obtain. Information about HIT expenses can be found on page 1 of the HIT's current prospectus.

^ Source: Bloomberg Index Services Limited

AFL-CIO HOUSING INVESTMENT TRUST

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Performance for Periods Ending [Month DD], 2026 Since Inceptio n [MM/YYYY] 10 Year 5 Year 3 Year 1 Year [ ]% [ ]% [ ]% [ ]% [ ] % Net Participant Dollar - Weighted [ $ ] Market Value of Units Held at [DD/MM/YYYY]: [ $ ] Investments Since Inception: [$ ] Withdrawals Since Inception: [$ ] Income Earned Since Inception: [PARTICIPANT NAME] 13 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT .

Supplemental materials [Project Name] [Project City, State] Willa Rawls Manor Chicago, IL Insert Picture [Project Name] [Project City, State] S - 1

HIT Leadership Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 30+ years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Erica Khatchadourian Chief Operating Officer 35+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 30+ years at the HIT Lesyllee White Chief Marketing Officer 30+ years of business development experience in the financial services industry, with 25+ years at the HIT Julissa Servello Managing Director - Investor Relations 25+ years of experience at the HIT engaging with investors, consultants and stake holders William K. Pierce, CFA Chief Portfolio Manager 10+ years of experience in fixed income investing and trading, specializing in structured finance and multifamily housing, with 6 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25+ years of experience in accounting, finance, operations, regulatory reporting, and compliance with 20 years at the HIT; Leads HIT’s subsidiary, Building America CDE John Hanley Senior Managing Director – Multifamily Origination 35+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 18 years at the HIT Nick Milano General Counsel 30 years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 16 years at the HIT S - 2

$ in Millions. Plan types include pension, health & welfare, annuity, among others. $2,400.91 32% $1,029.07 14% $1,661.15 22% $1,925.99 25% $560.65 7% Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . HIT’s Investors, as of September 30, 2026 Industrial / Other Building Trades - Local Building Trades - National Public Service 368 Institutional Investors Eleven Eleven Residences San Francisco, CA S - 3 The Ellery (311 West 42 nd Street ) Manhattan, NY Insert Photo Here [Project Name] [Project City, State]

Construction-Related Multifamily Investments

Experienced Team & Rigorous Reviews Promote Quality Portfolio Assets

AFL-CIO HIT

INVESTMENT TEAM

EXPERTISE IN REAL ESTATE FINANCE & CONSTRUCTION

DEEP DEVELOPER NETWORK

Identify investment opportunities

Analyze and structure projects

Evaluate underwriting

Early coordination with portfolio management

Best in class labor policies (100% union requirement)

INVESTMENT COMMITTEE

MANAGEMENT-LEVEL COMMITTEE

ACTIVELY MONITORS ALL DIRECTLY SOURCED INVESTMENTS

Approval required for commitments related to directly sourced construction transactions

BOARD OF TRUSTEES' EXECUTIVE COMMITTEE

APPROVAL REQUIRED FOR CERTAIN NEWLY ORIGINATED INVESTMENTS:

$75 million: *any newly originated investments acquired pursuant to declaration of trust section 3.3(d)(ii) – (d)(iv)** ***> $75 million***

2% net assets*:* *any other newly originated investment* ***> 2% net assets***

** Among other potential investments, Section 3.3 (d)(ii) concerns state- or local-government-supported direct lending; Section 3.3. (d)(iii) concerns market-rate direct lending; and Section 3.3 (d)(iv) concerns bridge lending in multifamily developments with an allocation or right to receive tax credits.*

S-4

Rising Homeownership Costs Support Rental Demand 27 29 31 33 35 37 39 41 43 45 47 -0.2 0.0 0.2 0.4 0.6 0.8 1.0 1.2 1.4 1.6 1.8 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2022 2023 2024 2025 Annual Change in Renter Households (Millions) Change in Households Renter Households (Right Scale) Renter Households (Millions) Rental Demand Has Continued to Rise Note: Estimates for 2020 and 2021 are omitted due to data collection issues experienced during the pandemic. Source: JCHS tabulations of US Census Bureau, Housing Vacancy Surveys. The Rising Cost of Homeownership Has Made Renting Relatively More Affordable Notes: Mortgage payments based on median home price for 30 - year fixed - rate mortgage, 90% loan - to - value. Rental units cover those in properties with at least 50 units. Source: Yardi Matrix S - 5

Housing Shortage Fueling Affordability Crisis x There is a shortage of approximately 7.2 million affordable and available rental homes for extremely low - income renters nationwide, according to the National Low Income Housing Coalition (NLIHC) x No state or major metropolitan area has adequate supply of affordable and available homes for extremely low - income renters x For every 100 extremely low - income households, there are only 35 affordable and available rental homes, with only 6 states meeting half of the affordable housing supply needs of these households Note: Extremely low - income (ELI) renter households have incomes at or below the poverty level or 30% of the area median income. Source: NLIHC tabulations of 2024 1 - Year ACS PUMS Data. S - 6

Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% - 13.27% 5.51% 2.69% 7.54% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% - 13.55% 5.17% 2.36% 7.20% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% - 13.01% 5.53% 1.25% 7.30% 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 HIT Gross HIT Net Bloomberg Aggregate ^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited S - 7

HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -16% -10% -4% 2% 8% 14% Bloomberg Aggregate^ HIT Net HIT Gross Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate S - 8 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended September 30 , 2026 was - 1 . 53% , 4 . 44% , - 0 . 65% , and 0 . 96% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

Prudent Expense Management 44 44 42 43 43 43 41 40 42 34 32 31 32 33 32 31 30 28 26 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 32 34 40 38 36 42 44 46 Expense Ratio (bps) Expense Ratio Reduced to Low - 30's x HIT remains committed to expense management, operational efficiency, and continued asset growth , which is intended to assist in our efforts to achieve a sustainably lower expense ratio. S - 9

1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com [Name, Title Contact information] AFL - CIO Housing Investment Trust Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith .